Interest Rate Benchmark Reform - Summary Of Financial Instruments Yet To Be Transitioned To An Alternative Benchmark Rate (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
USD LIBOR
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Carrying amount of non-derivative financial assets	¥ 9,568	¥ 13,330
Carrying amount of non-derivative financial liabilities	1,351	1,344
Derivative notional amounts	¥ 247,066	221,161
Others
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Carrying amount of non-derivative financial assets		370
Carrying amount of non-derivative financial liabilities		0
Derivative notional amounts		¥ 1,756